Accounting Policies - Additional Information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Accounting Policies
Revenue	€ 14,436	€ 7,579	€ 26,809	€ 14,708
Product
Accounting Policies
Revenue			€ 4,289	€ 5,259